EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS - Schedule of Plan Assets Allocation (Details) - Pension	Feb. 23, 2019	Feb. 24, 2018
Safeway Plan
Defined Benefit Plan Disclosure [Line Items]
Target	100.00%
Plan Assets	100.00%	100.00%
Safeway Plan | Equity
Defined Benefit Plan Disclosure [Line Items]
Target	65.00%
Plan Assets	62.50%	65.00%
Safeway Plan | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Target	35.00%
Plan Assets	35.60%	35.50%
Safeway Plan | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	1.90%	(0.50%)
Shaw's Plan
Defined Benefit Plan Disclosure [Line Items]
Target	100.00%
Plan Assets	100.00%	100.00%
Shaw's Plan | Equity
Defined Benefit Plan Disclosure [Line Items]
Target	65.00%
Plan Assets	60.50%	65.40%
Shaw's Plan | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Target	35.00%
Plan Assets	35.90%	32.20%
Shaw's Plan | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	3.60%	2.40%
United Plan
Defined Benefit Plan Disclosure [Line Items]
Target	100.00%
Plan Assets	100.00%	100.00%
United Plan | Equity
Defined Benefit Plan Disclosure [Line Items]
Target	50.00%
Plan Assets	50.30%	50.10%
United Plan | Equity | Maximum
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	60.00%
United Plan | Equity | Minimum
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	40.00%
United Plan | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Target	50.00%
Plan Assets	50.00%	47.90%
United Plan | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	(0.30%)	2.00%